Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Schedule of Debt

	Weighted Average Interest Rate	Maturity	March 31, 2012	December 31, 2011
(Dollars in millions)
Revolving Credit Facility	3.41%	2015	$18.5	$6.4
Senior Notes	7 7/8%	2019	295.8	295.7

Total debt			314.3	302.1
Less short term debt and current maturities of long-term debt			0.0	0.0

Long-term debt			$314.3	$302.1

			December 31,
	Weighted Average Interest Rate	Maturity	2011	2010
(Dollars in millions, except interest rates)
Revolving Credit Facility	2.55%	2015	$6.4	$0.0
Senior Notes	7 7/8%	2019	295.7	295.3
Other debt, including capital leases	0.0%		0.0	1.1

Total debt			302.1	296.4
Less short-term debt and current maturities of long-term debt			0.0	1.0

Long-term debt (excluding current portion)			$302.1	$295.4

Schedule of Debt Maturities

(Dollars in millions)
2012	$0.0
2013	0.0
2014	0.0
2015	6.4
2016	0.0
Thereafter	300.0

Total maturities	306.4
Future accretion on Senior Notes	(4.3)

Total debt	$302.1